Summary of Option Activity (Detail) - Employees - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	1,040,100	1,059,100	2,025,600
Number of shares, Exercised			(895,148)
Number of shares, Outstanding, Forfeited	(71,100)	(19,000)	(71,352)
Number of shares, Outstanding, Ending	969,000	1,040,100	1,059,100	2,025,600
Weighted-average exercise price, Outstanding, Beginning	$ 1.39	$ 1.39	$ 2.85
Weighted-average exercise price, Exercised			1.66
Number of shares, Exercisable	969,000
Weighted-average exercise price, Forfeited	$ 0.98	1.81	1.17
Weighted-average exercise price, Outstanding, Ending	1.29	$ 1.39	$ 1.39	$ 2.85
Weighted-average exercise price: Expected to vest	0
Weighted-average exercise price: Exercisable	$ 1.29
Weighted-average remaining contractual term (years), Outstanding	3 years 7 months 13 days	4 years 6 months 25 days	5 years 6 months 29 days	6 years 6 months 10 days
Weighted-average remaining contractual term (years), Forfeited	2 years 10 months 6 days	5 years 1 month 20 days
Weighted-average remaining contractual term (years), Exercisable	3 years 7 months 13 days
Aggregated intrinsic value, Outstanding, Ending	$ 1,067		$ 718
Aggregated intrinsic value, Exercisable	$ 1,067